Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
24.	SUBSEQUENT EVENTS
Special cash dividend
On March 12, 2025, the Company declared a special cash dividend in the amount of US$0.30 per ADS, or US$0.15 per ordinary share. The cash dividend will be paid on April 30, 2025 to shareholders of record at the close of business on April 11, 2025. The ex-dividend
date was April 11, 2025. The aggregate amount of cash dividends to be paid is approximately US$47.9 million, which will be funded by available cash on the Company’s balance sheet.
Share repurchase program
On March 12, 2025, the Company’s board of directors approved an additional amendment to the Share Repurchase Program, to (i) extend the term of the Share Repurchase Program up to March 31, 2027, and (ii) upsize the Share Repurchase Program by another $200 million, so that the Company is authorized to, from time to time, acquire up to an aggregate of US$486.1 million worth of its shares in the form of ADSs and/or the ordinary shares of the Company in the open market and through privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations.
Change in VIE structure
In February 2025, the Company terminated all the VIE agreements between Beijing Yiliulinger Information Technology Co., Ltd. and Miaoka. After the termination, the Company acquired Miaoka from its Nominee Shareholders pursuant to the equity transfer agreements and Miaoka became a subsidiary of the Company.
In February 2025, the Company terminated all the VIE agreements between Beijing Yiliulinger Information Technology Co., Ltd. and Hainan Yilingliuer. After the termination, the Company acquired Hainan Yilingliuer from its Nominee Shareholders pursuant to equity transfer agreements and Hainan Yilingliuer became a subsidiary of Company.
The changes in VIE structure did not have an impact on the Company’s control over and consolidation of Miaoka and Hainan Yilingliuer.